RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22   RESTRICTED NET ASSETS

Pursuant to the laws and regulations of the PRC, the PRC entities are required to allocate at least 10% of their after-tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. The general reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

These PRC entities are restricted in their ability to transfer the registered capital and general reserve fund to GDS Holdings in the form of dividends, loans or advances. The restricted portion amounted to RMB25,030,636 and RMB26,125,225 as of December 31, 2023 and 2024, respectively, including non-distributable general reserve fund of RMB225,917 and RMB316,714 as of December 31, 2023 and 2024, respectively.